Commitments and Contingencies (Schedule of Annual Operating Lease Payments) (Details) $ in Thousands	Dec. 31, 2016 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2017	$ 8,960
2018	7,589
2019	4,791
2020	4,127
2021	2,990
Thereafter	2,886
Total operating lease payments	$ 31,343